OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets Pledged

(in thousands of $)	December 31, 2011	December 31, 2010
Book value of vessels secured against long-term loans and capital leases	1,703,196	1,616,814